Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Long-term note receivable and other financial assets measured at amortized cost	$ 175	$ 161
Long-term financial investments measured at FVOCI	282	147
Long-term financial investments measured at FVPL	1	1
Long-term receivables from customers	121	126
Non-current minimum lease payments from finance lease agreements	28	38
Long-term loans, advances and security deposits	45	44
Total financial assets	652	517
Long-term convertible notes due from an associated companies	$ 11	$ 11